Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [text block] [Abstract]
SHARE CAPITAL
18.	SHARE CAPITAL

Company and Group

	2020	2019	2020	2019
	Ordinary Shares		$000
In issue at 1 January	136,654,516	136,463,818	8599	8,592
Issued for cash	43,979,245	-	1,667	-
Issued in lieu of consultancy fees	281,250	190,698	11	7
Conversion of warrants	6,365,428	-	239	-
Conversion of Loan	4,406,125	-	165	-
Exercise of options	2,925,725	-	113	-
In lieu of commission		-		-
In issue at 31 December	194,612,289	136,654,516	10,794	8,599

Ordinary Shares

Ordinary shares have a par value of £0.03. They entitle the holder to participate in dividends, and to share in the proceeds of winding up the company in proportion to the number of and amounts paid on the shares held. On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote. The company does not have a limited amount of authorized capital.

Issuance of ordinary shares

In November 2019, 190,968 new ordinary shares were issued in lieu of a consultancy fee of $105,000.

In March 2020, 16,666,665 new ordinary shares were issued as part of a fundraise of American Depositary Shares on the Nasdaq Global Market.

In April 2020, 420,000 new ordinary shares were issued in relation to an exercise of options; 1,712,672 new ordinary shares were issued in relation to an exercise of warrants; 4,406,125 new ordinary shares were issued in relation to the conversion of convertible loan notes and 906,905 new ordinary shares were issued in relation to an ‘At the market’ fundraise of American Depositary Shares.

In May 2020, 264,286 new ordinary shares were issued in relation to an exercise of warrants and 1,568,445 new ordinary shares were issued in relation to an ‘At the market’ fundraise of American Depositary Shares.

In June 2020, 3,034,399 new ordinary shares were issued in relation to an exercise of warrants and 852,500 new ordinary shares were issued in relation to an ‘At the market’ fundraise of American Depositary Shares.

In July 2020, 88,580 new ordinary shares were issued in relation to an exercise of warrants and 1,965,500 new ordinary shares were issued in relation to an ‘At the market’ fundraise of American Depositary Shares.

In August 2020, 22,019,230 new ordinary shares were issued as part of a fundraise of American Depositary Shares on the Nasdaq Global Market and 600,000 new ordinary shares were issued in relation to an exercise of warrants.

In September 2020, 281,250 new ordinary shares were issued in lieu of a consultancy fees of $450,000.

In October 2020, 2,505,725 new ordinary shares were issued in relation to an exercise of options and 665,491 new ordinary shares were issued in relation to an exercise of warrants